Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Commitments

30. Commitments

The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Intangible assets	—	400
	—	400

The Group had leasing commitments as at December 31, 2023 (Note 24).